Business Description, Organization and Basis of Presentation	6 Months Ended
Jun. 30, 2013
Business Description, Organization and Basis of Presentation [Abstract]
Business Description, Organization and Basis of Presentation

1. Business Description, Organization and Basis of Presentation

  Business Description

        We provide research, diversified investment management and related services globally to a broad range of clients. Our principal services include:

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  Institutional Services—servicing our institutional clients, including unaffiliated corporate and public employee pension funds, endowment funds, domestic and foreign institutions and governments, and affiliates such as AXA and certain of its insurance company subsidiaries, by means of separately managed accounts, sub-advisory relationships, structured products, collective investment trusts, mutual funds, hedge funds and other investment vehicles.

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  Retail Services—servicing our retail clients, primarily by means of retail mutual funds sponsored by AllianceBernstein or an affiliated company, sub-advisory relationships with mutual funds sponsored by third parties, separately managed account programs sponsored by financial intermediaries worldwide and other investment vehicles.

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  Private Client Services—servicing our private clients, including high-net-worth individuals, trusts and estates, charitable foundations, partnerships, private and family corporations, and other entities, by means of separately managed accounts, hedge funds, mutual funds and other investment vehicles.

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  Bernstein Research Services—servicing institutional investors seeking high-quality research, portfolio strategy advice and brokerage-related services.

        We also provide distribution, shareholder servicing and administrative services to the mutual funds we sponsor.

        Our high-quality, in-depth research is the foundation of our business. Our research disciplines include fundamental, quantitative and economic research and currency forecasting. In addition, we have created several specialized research initiatives, including research examining global strategic developments that can affect multiple industries and geographies.

        We provide a broad range of investment services with expertise in:

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  Equity securities, including value, growth and core equities;

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  Fixed income securities, including taxable and tax-exempt securities;

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  Passive management, including index and enhanced index strategies;

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  Alternative investments, including hedge funds, fund of funds, currency management strategies and private equity (e.g., direct real estate investing); and

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  Multi-asset services and solutions, including dynamic asset allocation, customized target date funds, target risk funds and other strategies tailored to help clients meet their investment goals.

        In providing these services, we focus on various portfolio characteristics, including market capitalization (e.g., large-, mid- and small-cap equities), term (e.g., long-, intermediate- and short-duration debt securities), and geography (e.g., U.S., international, global, emerging markets, regional and local), in major markets around the world.

  Organization

        As of June 30, 2013, AXA, a société anonyme organized under the laws of France and the holding company for an international group of insurance and related financial services companies, through certain of its subsidiaries ("AXA and its subsidiaries") owned approximately 1.4% of the issued and outstanding units representing assignments of beneficial ownership of limited partnership interests in AllianceBernstein Holding L.P. ("Holding Units").

        As of June 30, 2013, the ownership structure of AllianceBernstein, expressed as a percentage of general and limited partnership interests, was as follows:

AXA and its subsidiaries	60.9%
Holding	37.7
Unaffiliated holders	1.4

100.0%

        AllianceBernstein Corporation (an indirect wholly owned subsidiary of AXA, "General Partner") is the general partner of both AllianceBernstein Holding L.P. ("Holding") and AllianceBernstein. AllianceBernstein Corporation owns 100,000 general partnership units in Holding and a 1% general partnership interest in AllianceBernstein. Including both the general partnership and limited partnership interests in Holding and AllianceBernstein, AXA and its subsidiaries had an approximate 64.3% economic interest in AllianceBernstein as of June 30, 2013.

  Basis of Presentation

        The interim condensed consolidated financial statements have been prepared in accordance with the instructions to Form 10-Q pursuant to the rules and regulations of the U.S. Securities and Exchange Commission ("SEC"). In the opinion of management, all adjustments, consisting only of normal recurring adjustments, necessary for a fair statement of the interim results, have been made. The preparation of the condensed consolidated financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the interim reporting periods. Actual results could differ from those estimates. The December 31, 2012 condensed consolidated statement of financial condition was derived from audited financial statements but does not include all disclosures required by accounting principles generally accepted in the United States of America.

        The condensed consolidated financial statements include AllianceBernstein and its majority-owned and/or controlled subsidiaries. All significant inter-company transactions and balances among the consolidated entities have been eliminated.

  Reclassification and Revision

        During 2013, we reclassified prior-period amounts relating to the servicing portion of the investment advisory base fees earned by AllianceBernstein Japan Ltd. (a wholly owned subsidiary of AllianceBernstein) for the distribution of local-market funds from investment advisory base fees to distribution revenues in the condensed consolidated statement of income to conform to the current year's presentation. This reclassification is consistent with the methodology used by AllianceBernstein Luxembourg S.A. (a wholly owned subsidiary of AllianceBernstein, "AllianceBernstein Luxembourg") related to the distribution of Non-U.S. Funds.